10-K Deferred Policy Acquisition Costs	12 Months Ended
Dec. 31, 2023
Insurance [Abstract]
Deferred Policy Acquisition Costs	Deferred Policy Acquisition Costs
Acquisition costs deferred and amortized to net income for the years ended December 31, 2023 and 2022 are summarized as follows:

As of December 31,	2023	2022
	($ in thousands)
Deferred policy acquisition costs, beginning of year	$13,672	$7,909

Additions to deferred balance:
Broker commission	67,243	47,731
Ceding fee	7,546	5,191
Others	2,167	1,738
Ceding commission	(50,286)	(33,703)
Total net additions	26,670	20,957

Amortization of net policy acquisition costs	(20,935)	(15,194)

Deferred policy acquisition costs, end of year	$19,407	$13,672

Years Ended December 31,	2023	2022
	($ in thousands)
Net policy acquisition costs
Broker commission	$51,580	$34,721
Ceding fee	5,847	3,952
Others	1,938	1,475
Ceding commission	(38,430)	(24,954)
Amortization of net policy acquisition costs	$20,935	$15,194